Statement of compliance - Additional Information (Details) R in Millions	Jun. 30, 2024 ZAR (R)
Disclosure of financial instruments
Potential exposure to Piller Two income taxes	R 28
Energy Business
Disclosure of financial instruments
Targeted reduction of scope 1 and 2 emissions by 2030	30.00%
Targeted reduction of scope 3, Category 11 emissions by 2030	20.00%
Chemicals Business
Disclosure of financial instruments
Targeted reduction of scope 1 and 2 emissions by 2030	30.00%